INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ 4,928	$ 5,892
Foreign tax rates different from statutory rate	91	1,858
Share-based compensation	961	667
Foreign exchange	(6,604)	764
Inflationary adjustment	2,614	3,898
Other non-deductible items	248	2,652
Adjustments recognized in the current year in relation to prior years	1,121	1,298
Current year losses not recognized	6,482	2,364
Special mining duty Mexican tax	3,755	4,158
Recognition of previously unrecognized losses	(1,466)	(4,803)
Income tax expense	$ 12,130	$ 18,748